CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013 Successor [Member] Convertible preferred stock [Member]	Dec. 31, 2012 Successor [Member] Convertible preferred stock [Member]	Mar. 31, 2013 Successor [Member] Common stock, Class A [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class A [Member]	Mar. 31, 2013 Successor [Member] Common stock, Class B [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class B [Member]	Mar. 31, 2013 Successor [Member] Common stock, Class C [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class C [Member]	Mar. 31, 2013 Successor [Member] Common stock, Class D [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class D [Member]	Dec. 31, 2011 Predecessor [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	80,000,000	80,000,000
Preferred stock, shares issued	77,005,744	77,005,744
Preferred stock, shares outstanding	77,005,744	77,005,744
Common stock, par value			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized			340,000,000	340,000,000	50,000,000	50,000,000	120,000,000	120,000,000	30,000,000	30,000,000	3,000
Common stock, shares issued			70,121,378	70,121,378	31,464,548	31,464,548	16,020,338	16,020,338
Common stock, shares outstanding			70,121,378	70,121,378	31,464,548	31,464,548	16,020,338	16,020,338	3,084,585	2,499,293	1,000